Reverse repurchase and repurchase agreements including other similar lending and borrowing (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [abstract]
Reverse repurchase agreements and other similar secured lending	£ 12,546	£ 13,454	£ 28,187
Repurchase agreements and other similar secured borrowing	40,338	19,760	£ 25,035
Banks [member]
Assets [abstract]
Reverse repurchase agreements and other similar secured lending	7,374	2,769
Repurchase agreements and other similar secured borrowing	30,105	12,820
Customer [member]
Assets [abstract]
Reverse repurchase agreements and other similar secured lending	5,172	10,685
Repurchase agreements and other similar secured borrowing	£ 10,233	£ 6,940